SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2011
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE III – SUPPLEMENTARY INSURANCE INFORMATION

($ in millions)	As of December 31,			For the year ended December 31,
Segment	Deferred policy acquisition costs	Reserves for claims and claims expense, contract benefits and contractholder funds	Unearned premiums	Premium revenue and contract charges	Net investment income (1)	Claims and claims expense, contract benefits and interest credited to contractholders	Amortization of deferred policy acquisition costs	Other operating costs and expenses	Premiums written (excluding life)
2011
Property-Liability operations
Allstate Protection	$1,348	$18,042	$10,023	$25,942		$20,140	$3,477	$3,182	$25,981
Discontinued Lines and Coverages	—	2,333	—	—		21	—	4	(1)

Total Property-Liability	1,348	20,375	10,023	25,942	$1,201	20,161	3,477	3,186	25,980
Allstate Financial operations	2,523	56,738	34	2,238	2,716	3,406	494	556	647
Corporate and Other	—	—	—	—	54	—	—	408	—

Total	$3,871	$77,113	$10,057	$28,180	$3,971	$23,567	$3,971	$4,150	$26,627

2010
Property-Liability operations
Allstate Protection	$1,321	$17,046	$9,761	$25,955		$18,923	$3,517	$2,990	$25,906
Discontinued Lines and Coverages	—	2,422	—	2		28	—	5	1

Total Property-Liability	1,321	19,468	9,761	25,957	$1,189	18,951	3,517	2,995	25,907
Allstate Financial operations	2,859	61,645	39	2,168	2,853	3,622	290	565	624
Corporate and Other	—	—	—	—	60	—	—	379	—

Total	$4,180	$81,113	$9,800	$28,125	$4,102	$22,573	$3,807	$3,939	$26,531

2009
Property-Liability operations
Allstate Protection	$1,355	$16,574	$9,780	$26,195		$18,722	$3,615	$2,826	$25,972
Discontinued Lines and Coverages	—	2,593	—	(1)		24	—	7	(1)

Total Property-Liability	1,355	19,167	9,780	26,194	$1,328	18,746	3,615	2,833	25,971
Allstate Financial operations	3,398	65,492	42	1,958	3,064	3,743	821	560	465
Corporate and Other	—	—	—	—	52	—	—	410	—

Total	$4,753	$84,659	$9,822	$28,152	$4,444	$22,489	$4,436	$3,803	$26,436

(1)
A single investment portfolio supports both Allstate Protection and Discontinued Lines and Coverages segments.